T. ROWE PRICE Financial Services Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
BANKS 30.9%
Money Center Banks 12.8%
Bank of America  1,587,800 47,952
Citigroup  929,400 38,728
JPMorgan Chase  224,700 23,481
Wells Fargo  1,637,481 65,859
176,020
Non-U.S. Banks 0.4%
BAWAG Group (EUR)  84,909 3,650
ING Groep (EUR)  284,076 2,434
6,084
Regional Banks 17.7%
BankUnited  431,891 14,758
Citizens Financial Group  526,980 18,107
Dime Community Bancshares  346,000 10,131
East West Bancorp  334,800 22,478
FB Financial  99,392 3,798
Fifth Third Bancorp  952,089 30,429
Five Star Bancorp  30,313 860
Heritage Commerce  278,668 3,160
Home BancShares  287,076 6,462
Huntington Bancshares  3,347,340 44,118
National Bank Holdings, Class A  122,407 4,528
PNC Financial Services Group  49,600 7,411
Popular  395,326 28,487
Sandy Spring Bancorp  184,200 6,495
Signature Bank  130,529 19,710
Western Alliance Bancorp  340,161 22,362
243,294
Total Banks 425,398
CAPITAL MARKETS 28.3%
Asset Managers 8.4%
Ameriprise Financial  80,800 20,358
Apollo Global Management  524,400 24,385
Barings BDC  791,442 6,545
Invesco  797,300 10,923
Julius Baer Group (CHF)  210,031 9,165
KKR  424,700 18,262
Main Street Capital (1) 87,375 2,939
P10, Class A (1) 514,251 5,410
Trinity Capital (1) 569,611 7,137
T. ROWE PRICE Financial Services Fund

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Virtus Investment Partners  65,000 10,369
115,493
Capital Markets 1.4%
Bridgepoint Group (GBP)  552,248 1,146
London Stock Exchange Group (GBP)  194,311 16,409
Patria Investments, Class A  133,206 1,738
19,293
Exchanges 2.2%
Cboe Global Markets  149,006 17,489
CME Group  75,354 13,347
30,836
Security Brokers & Dealers 11.5%
Charles Schwab  628,537 45,173
Goldman Sachs Group  153,000 44,837
Morgan Stanley  451,313 35,658
Raymond James Financial  271,050 26,785
StepStone Group, Class A  253,100 6,204
158,657
Trust Banks 4.8%
Bank of New York Mellon  736,500 28,370
State Street  610,275 37,111
65,481
Total Capital Markets 389,760
FINANCE 9.9%
Consumer Finance 4.8%
Capital One Financial  434,200 40,020
Chailease Holding (TWD)  532,198 3,040
Encore Capital Group (2) 146,537 6,665
NerdWallet, Class A (1)(2) 523,800 4,646
OneMain Holdings  311,100 9,184
SoFi Technologies (2) 481,233 2,348
65,903
Diversified Financials 2.1%
Fiserv (2) 137,800 12,894
Mastercard, Class A  19,582 5,568
Visa, Class A  55,838 9,920
28,382
Thrifts & Mortgage Finance 3.0%
Black Knight (2) 175,817 11,381
First American Financial  157,407 7,256
PennyMac Financial Services  96,524 4,141

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Webster Financial  404,117 18,266
41,044
Total Finance 135,329
INSURANCE 27.0%
Insurance 2.2%
Arch Capital Group (2) 483,200 22,005
Munich Re (EUR)  14,528 3,497
Sampo, Class A (EUR)  98,057 4,186
29,688
Insurance Agents - Brokers & Services 3.8%
Arthur J Gallagher  119,700 20,495
Marsh & McLennan  210,257 31,389
51,884
Life Insurance 6.0%
AIA Group (HKD)  220,400 1,835
Corebridge Financial  669,223 13,177
Equitable Holdings  720,808 18,993
MetLife  521,100 31,673
Voya Financial  283,400 17,146
82,824
Property & Casualty Insurance 15.0%
American International Group  832,571 39,530
Axis Capital Holdings  324,717 15,960
Berkshire Hathaway, Class B (2) 24,700 6,595
Chubb  330,092 60,037
CNA Financial  22,071 814
Direct Line Insurance Group (GBP)  1,155,925 2,385
Hanover Insurance Group  8,300 1,064
Hartford Financial Services Group  678,200 42,008
Kemper  179,351 7,400
RenaissanceRe Holdings  145,200 20,385
Selective Insurance Group  37,700 3,069
Travelers  47,800 7,323
206,570
Total Insurance 370,966

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.8%
Real Estate 0.8%
Brookfield Asset Management, Class A (1) 285,800 11,686
Total Real Estate 11,686
Total Miscellaneous Common Stocks  2.3% (3) 31,198
Total Common Stocks (Cost $1,326,333) 1,364,337
CONVERTIBLE PREFERRED STOCKS 0.3%
CAPITAL MARKETS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (2)(4)(5)(6) 712 485
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (2)(4)(5)(6) 712 486
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $841 (2)(4)(5)(6) 961 656
Total Capital Markets 1,627
INSURANCE 0.2%
Property & Casualty Insurance 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (2)(4)(6) 133,551 2,876
Total Insurance 2,876
Total Convertible Preferred Stocks (Cost $3,614) 4,503
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 3.07% (7)(8) 3,258,945 3,259
Total Short-Term Investments (Cost $3,259) 3,259

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 3.07% (7)(8) 6,107,492 6,107
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,107
Total Securities Lending Collateral (Cost $6,107) 6,107
Total Investments in Securities 100.1%
(Cost $1,339,313) $ 1,378,206
Other Assets Less Liabilities (0.1)% (1,528)
Net Assets 100.0% $ 1,376,678
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2022.
(2) Non-income producing
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,503 and represents 0.3% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
TWD Taiwan Dollar

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 123++
Totals $ —# $ — $ 123+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 70,877  ¤  ¤ $ 9,366
Total $ 9,366^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $123 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,366.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Financial Services Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Financial Services Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,309,570 $ 54,767 $ — $ 1,364,337
Convertible Preferred Stocks — — 4,503 4,503
Short-Term Investments 3,259 — — 3,259
Securities Lending Collateral 6,107 — — 6,107
Total $ 1,318,936 $ 54,767 $ 4,503 $ 1,378,206

T. ROWE PRICE Financial Services Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F117-054Q3 09/22